Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As of June 30, 2017 and December 31, 2016, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2017	December 31, 2016
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$172,857	$180,714
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	30,000	25,000
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	113,750	118,125
$117 million loan facility	Hilda Knutsen	—	76,871
$117 million loan facility	Torill Knutsen	75,641	78,105
$172.5 million loan facility	Dan Cisne, Dan Sabia	95,939	100,539
$77.5 million loan facility	Ingrid Knutsen	64,368	67,652
$74.5 million loan facility	Raquel Knutsen	71,028	73,643
$25 million Seller’s Credit and Seller’s Loan	Raquel Knutsen	—	25,000
$114.4 million loan facility	Tordis Knutsen	93,581	—
$114.4 million loan facility	Vigdis Knutsen	94,846	—
$100 million loan facility	Hilda Knutsen	100,000	—

Total long-term debt		912,010	745,649

Less: current installments		66,661	60,314
Less: unamortized deferred loan issuance costs		1,643	1,330

Current portion of long-term debt		65,018	58,984

Amounts due after one year		845,350	685,335
Less: unamortized deferred loan issuance costs		4,468	2,673
Less: $25 million Seller’s Credit and Seller’s Loan		—	25,000

Long-term debt, less current installments, Seller’s Credit and Seller’s Loan and unamortized deferred loan issuance costs		$840,882	657,662

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $912.0 million as of June 30, 2017 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
Remainder of 2017	$33,331	$—
2018	66,303	86,677
2019	50,085	267,678
2020	39,153	—
2021	39,753	70,811
2022 and thereafter	85,507	172,712

Total	$314,132	$597,878